SHAREBASED COMPENSATION (Details 1) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
SHAREBASED COMPENSATION (Tables)
Stock options outstanding, beginning	6,598,000	6,260,000	6,260,000
Stock Options Granted	3,240,000		2,330,000
Stock Options Exercised	0		(165,000)
Stock Options Cancelled	(879,000)		(1,827,000)
Stock Options Outstanding ,ending	8,959		6,598,000
Stock Options Exercisable	3,688,000		2,216,000
Stock Options Vested And Expected To Vest	8,959,000		6,598,000
Weighted-average exercise price outstanding, beginning	$ 0.99	$ 0.97	$ 0.97
Weighted-average Exercise Price Granted	0.31	$ 0.58	1.35
Weighted-average Exercise Price Exercised	0		0.55
Weighted-average Exercise Price Cancelled	0.99		1.48
Weighted-average Exercise Price Outstanding, Ending	0.74		0.99
Weighted-average Exercise Price Exercisable	0.87		1.03
Weighted-average Exercise Price Vested And Expected To Vest	$ 0.74		$ 0.99
Weighted-average Remaining Contactual Life Outstanding, Beginning Balance	4 years 3 months 18 days		4 years 8 months 12 days
Weighted-average Remaining Contactual Life Outstanding, Ending Balance	4 years 6 months		4 years 3 months 18 days
Weighted-average Remaining Contactual Life Exercisable	1 year 6 months		1 year 7 months 6 days
Weighted-average Remaining Contactual Life Vested And Expected To Vest	4 years 6 months		4 years 3 months 18 days
Aggregate Intrinsic Value Exercisable	$ 30
Aggregate Intrinsic Value Outstanding, Ending	261
Aggregate intrinsic value outstanding	$ 261			$ 3,162